Share capital and reserves (Tables)	6 Months Ended
Jun. 30, 2025
Share capital and reserves
Summary of allotted, called up and fully paid shares

	June 30,		December 31,
Allotted, called up and fully paid:	2025		2024
	No.	£	No.	£
Ordinary of $0.001 each	84,677,721	66,819	69,542,515	54,753
	84,677,721	66,819	69,542,515	54,753

Summary of ordinary shares issued

During the period 15,135,206 ordinary shares were issued as shown below:

	Shares	Share capital	Proceeds	Premium
	issued	issued	received	arising
	No.	£	£ 000	£ 000
January 2025 Offering	15,000,000	11,972	44,203	44,066
2021 Incentive Plan	129,022	89	—	—
EMI Scheme	6,184	5	11	11
	15,135,206	12,066	44,214	44,077

Summary of nature and purpose of other reserves

	June 30,	December 31,
	2025	2024
	£ 000	£ 000
Share based payment reserve	29,183	27,073
Warrant reserve	36,693	13,475
Merger reserve	54,841	54,841
Foreign currency translation reserve	6,061	3,910
	126,778	99,299